General and Administrative - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 204	$ 264		$ 145
Administrative and Other	297	225		102
Stock-Based Compensation Expense (Recovery) (Note 34)	373	159		49
Other Incentive Benefits Expense (Recovery)	(9)	201		(4)
General and Administrative Expenses	$ 865	$ 849	[1]	$ 292	[1]

[1]	See Note 3X for revisions to prior period results.